Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information
Segment Information

26.Segment Information

(a)Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results. The Group has determined that its operations are organized into three reportable segments: 1) Online Game Services; 2) Advertising Services; and 3) E-mail, E-commerce and Others.

(b)Segment data

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2013, 2014 and 2015. The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2013, 2014 and 2015 (in thousands).

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Net revenues:
Online game services	7,864,464	9,266,158	17,314,148
Advertising services	987,467	1,344,829	1,789,377
E-mail, e-commerce and others	344,244	1,101,847	3,699,370

Total net revenues	9,196,175	11,712,834	22,802,895

Cost of revenues:
Online game services	(1,649,803)	(2,111,701)	(5,393,555)
Advertising services	(461,286)	(518,691)	(599,032)
E-mail, e-commerce and others	(367,427)	(631,152)	(3,406,673)

Total cost of revenues	(2,478,516)	(3,261,544)	(9,399,260)

Gross profit (loss):
Online game services	6,214,661	7,154,457	11,920,593
Advertising services	526,181	826,138	1,190,345
E-mail, e-commerce and others	(23,183)	470,695	292,697

Total gross profit	6,717,659	8,451,290	13,403,635

All revenues of the Group’s reportable segments are derived from China based on the geographical locations where services are provided to customers.